DEBT (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Debt Instrument [Line Items]
Long-term Line of Credit	$ 3,000,000		$ 1,215,000	$ 1,015,000
Convertible Notes Payable				472,429
Stock Issued During Period, Value, Conversion of Convertible Securities			587,835
Interest Expense, Other	$ 42,186	$ 52,713	183,466	160,065
Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities			118
Additional Paid-in Capital [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities			587,717
TD Bank [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,215,000
Line of Credit Facility, Interest Rate Description	Wall Street Journal prime rate plus 1%		Wall Street Journal prime rate plus 1%
Line of Credit Facility, Interest Rate at Period End	4.25%		4.25%
Long-term Line of Credit	$ 3,000,000		$ 1,215,000	1,015,000
TD Bank [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000,000
Santander Bank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 100,000
Debt Instrument, Interest Rate, Stated Percentage			7.74%
Short-term Bank Loans and Notes Payable				$ 11,667
AAMD LLC, Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 500,000
Debt Instrument, Interest Rate, Stated Percentage				7.00%
Debt Instrument, Issuance Date	Sep. 23, 2013		Sep. 23, 2013
Debt Instrument, Maturity Date	Mar. 23, 2016		Mar. 23, 2016
Debt Instrument, Convertible, Terms of Conversion Feature	upon the closing of the IPO at a conversion price equal to 90% of the per-share issuance price of the common stock in the IPO		upon the closing of the IPO at a conversion price equal to 90% of the per-share issuance price of the common stock in the IPO
Convertible Notes Payable				$ 472,429
Interest Payable				11,767
Derivative Liability				38,142
Debt Conversion, Converted Instrument, Shares Issued	117,567		117,567
AAMD LLC, Convertible Promissory Note [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Interest Expense, Other	$ 12,722		$ 77,263	$ 11,767
AAMD LLC, Convertible Promissory Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities			118
AAMD LLC, Convertible Promissory Note [Member] | Additional Paid-in Capital [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities			$ 587,717